Borrowings (Details) - Schedule of bank loan - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Date of maturity	2025 years
Current	S/ 129,905	S/ 222,924
Non-current	S/ 4,526	19,977
Cumbra Peru S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	0.90%
Cumbra Peru S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	8.50%
Unna Energia S.A. [Member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Date of maturity	2027 years
Current	S/ 23,351	24,950
Non-current	S/ 120,635	99,474
Unna Energia S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	6.04%
Unna Energia S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	7.68%
Viva Negocio Inmobiliario S.A. [Member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Date of maturity	2023 years
Current	S/ 64,679	90,197
Non-current	S/ 583	3,318
Viva Negocio Inmobiliario S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	7.00%
Viva Negocio Inmobiliario S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	11.00%
AENZA S.A.A. [Member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Date of maturity	2021 years
Current		51,977
Non-current		39,618
AENZA S.A.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	9.10%
AENZA S.A.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	10.10%
Adexus S.A. [Member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Date of maturity	2021 years
Current		19,224
Non-current
Adexus S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	0.50%
Adexus S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Interest rate	1.15%
Interest Rate total [Member]
Borrowings (Details) - Schedule of bank loan [Line Items]
Current	S/ 217,935	409,272
Non-current	S/ 125,744	S/ 162,387